Label	Element	Value
Column Small Cap Select Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Column Small Cap Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Column Small Cap Select Fund (the “Small Cap Select Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as annual program or administrative fees, for participating in an advisory program sponsored by Northwestern Mutual Wealth Management Company (“NMWMC”), an affiliate of the Adviser (defined below), which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period December 11, 2023 (commencement of operations) through August 31, 2024, the portfolio turnover rate for the Fund was 54.21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.21%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed in the table above is reflected only through December 31, 2025.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies (“small-cap companies”) (the “Name Rule Policy”). The Fund defines small-cap companies as companies with market capitalizations within the collective range of the Russell 2000® Index and S&P SmallCap 600® Index. As of September 30, 2024, this range was approximately $11 million to $15.9 billion. The market capitalization range of these indices changes over time. Subject to the Name Rule Policy, securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.
The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The sub-advisers normally invest the Fund’s assets across different sectors, but from time-to-time a significant percentage of the Fund’s assets may be invested in issuers in a single sector, and the Fund’s assets may be invested in a smaller number of issuers than other more diversified funds. The sector weightings of the Fund are likely to change over time.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing a select group of sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:

Boston Partners Global Investors, Inc. (WPG Partners division)
The sub-adviser invests in a high conviction portfolio, a focused group of stocks that the sub-adviser believes has the best performance potential. The sub-adviser uses fundamental research to uncover stocks selling at prices the sub-adviser believes are below long-term intrinsic value with a near-term positive catalyst and upside potential that outweighs its downside risk.

Driehaus Capital Management LLC
The sub-adviser invests in U.S. small-cap companies, using a combination of fundamental, technical, and behavioral analysis to identify companies experiencing positive fundamental changes and growth inflections, often initially sourced through positive earnings surprises and earnings revisions.

Neuberger Berman Investment Advisers LLC
The sub-adviser combines two complementary strategies focused on U.S. small-cap companies: one seeks to invest in undervalued companies whose current market shares and balance sheets are strong and the other seeks to invest in companies trading below the portfolio managers’ estimate of their intrinsic value due to complexity, cyclicality, or interrupted growth and that they believe have the potential for appreciation over time.

Vaughan Nelson Investment Management, L.P.
The sub-adviser invests in U.S. small-cap companies trading at valuations below the sub-adviser’s assessment of their long-term intrinsic value. The strategy employs fundamental research to identify companies with undervalued earnings growth, assets, or dividend yield.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies (“small-cap companies”) (the “Name Rule Policy”). The Fund defines small-cap companies as companies with market capitalizations within the collective range of the Russell 2000® Index and S&P SmallCap 600® Index.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-950-4644
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://columnfunds.com/
Column Small Cap Select Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Column Small Cap Select Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.
Column Small Cap Select Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Column Small Cap Select Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Column Small Cap Select Fund | Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Column Small Cap Select Fund | Growth Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.
Column Small Cap Select Fund | Value Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
Column Small Cap Select Fund | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Column Small Cap Select Fund | Small-Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Cap Companies Risk. The Fund may invest substantially all of its assets in the stocks of small-cap companies. Investing in small-cap companies generally involves higher risks than investing in large capitalization companies as small-cap companies tend to have more limited product lines, markets, financial resources and management team depth. The stock prices of small-cap companies are often more volatile than the stock prices of larger capitalization companies and the risk of bankruptcy or insolvency of many small-cap companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies. In addition, due to thin trading in the stocks of some small-cap companies, it may take the Fund a longer period of time to reduce or liquidate its investments in certain stocks or the Fund’s selling activities could negatively impact the sale price received or the value of any remaining holdings. The inability to quickly liquidate a position may expose the Fund to greater market risk with respect to such position and may result in the Fund obtaining a lower sale price than would be the case if the Fund were able to liquidate the position immediately.
Column Small Cap Select Fund | Foreign Securities And Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.
Column Small Cap Select Fund | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.
Column Small Cap Select Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
Column Small Cap Select Fund | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Column Small Cap Select Fund | Catalyst Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks, and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.
Column Small Cap Select Fund | REIT Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
Column Small Cap Select Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Column Small Cap Select Fund | Column Small Cap Select Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CFSSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.13%
Shareholder Servicing Plan Fees(1)	rr_Component2OtherExpensesOverAssets	0.06%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	497
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,140
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	497
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,140
Column Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Column Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Column Small Cap Fund (the “Small Cap Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as annual program or administrative fees, for participating in an advisory program sponsored by Northwestern Mutual Wealth Management Company (“NMWMC”), an affiliate of the Adviser (defined below), which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period December 11, 2023 (commencement of operations) through August 31, 2024, the portfolio turnover rate for the Fund was 36.01% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.01%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed in the table above is reflected only through December 31, 2025.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies (“small-cap companies”) (the “Name Rule Policy”). The Fund defines small-cap companies as companies with market capitalizations within the collective range of the Russell 2000® Index and S&P SmallCap 600® Index. As of September 30, 2024, this range was approximately $11 million to $15.9 billion. The market capitalization range of these indices changes over time. Subject to the Name Rule Policy, securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.
The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. From time-to-time a significant percentage of the Fund's assets may be invested in issuers in a single sector. The sector weightings of the Fund are likely to change over time.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing multiple sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:

American Century Investment Management, Inc.
The sub-adviser invests in U.S. small-cap companies that the portfolio managers believe demonstrate accelerating, sustainable growth driven by an inflection in business fundamentals not yet recognized by the market. The sub-adviser’s process employs fundamental research to add value through stock selection.

American Century Investment Management, Inc. (Avantis Investors division)
The sub-adviser invests in a broad set of U.S. small-cap companies, focusing on firms trading at low valuations with higher profitability ratios. The strategy uses a systematic investment process designed to reduce unnecessary risks and costs.

Boston Partners Global Investors, Inc. (WPG Partners division)
The sub-adviser invests in U.S. small-cap companies. The sub-adviser uses fundamental research to uncover stocks selling at prices the sub-adviser believes are below long-term intrinsic value with a near-term positive catalyst and upside potential that outweighs its downside risk.

Franklin Mutual Advisers, LLC
The sub-adviser invests in U.S. small-cap companies, targeting companies with sustainable business models, good corporate governance, and low debt temporarily trading at depressed levels. The process employs fundamental analysis and seeks to balance risk and reward.
Kayne Anderson Rudnick Investment Management, LLC
The sub-adviser invests in U.S. small-cap companies, using bottom-up research to build a high conviction portfolio, a focused group of stocks that it believes has the best performance potential, of businesses it believes are high-quality, such as those with durable competitive advantages, excellent management, lower financial risk, and strong and sustainable growth trajectories.

Neuberger Berman Investment Advisers LLC
The sub-adviser combines two complementary strategies focused on U.S. small-cap companies: one seeks to invest in undervalued companies whose current market shares and balance sheets are strong and the other seeks to invest in companies trading below the portfolio managers’ estimate of their intrinsic value due to complexity, cyclicality, or interrupted growth and that they believe have the potential for appreciation over time.

Vaughan Nelson Investment Management, L.P.
The sub-adviser invests in U.S. small-cap companies trading at valuations below the sub-adviser’s assessment of their long-term intrinsic value. The strategy employs fundamental research to identify companies with undervalued earnings growth, assets, or dividend yield.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies (“small-cap companies”) (the “Name Rule Policy”).
Risk [Heading]	rr_RiskHeading	Principal Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-950-4644
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://columnfunds.com/
Column Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Column Small Cap Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.
Column Small Cap Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Column Small Cap Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Column Small Cap Fund | Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Column Small Cap Fund | Growth Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.
Column Small Cap Fund | Value Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
Column Small Cap Fund | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Column Small Cap Fund | Small-Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Cap Companies Risk. The Fund may invest substantially all of its assets in the stocks of small-cap companies. Investing in small-cap companies generally involves higher risks than investing in large capitalization companies as small-cap companies tend to have more limited product lines, markets, financial resources and management team depth. The stock prices of small-cap companies are often more volatile than the stock prices of larger capitalization companies and the risk of bankruptcy or insolvency of many small-cap companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies. In addition, due to thin trading in the stocks of some small-cap companies, it may take the Fund a longer period of time to reduce or liquidate its investments in certain stocks or the Fund’s selling activities could negatively impact the sale price received or the value of any remaining holdings. The inability to quickly liquidate a position may expose the Fund to greater market risk with respect to such position and may result in the Fund obtaining a lower sale price than would be the case if the Fund were able to liquidate the position immediately.
Column Small Cap Fund | Foreign Securities And Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.
Column Small Cap Fund | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Column Small Cap Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
Column Small Cap Fund | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Column Small Cap Fund | Catalyst Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks, and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.
Column Small Cap Fund | REIT Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
Column Small Cap Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Column Small Cap Fund | Column Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CFSLX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.19%
Shareholder Servicing Plan Fees(1)	rr_Component2OtherExpensesOverAssets	0.06%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	528
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,215
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	289
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	528
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,215
Column Mid Cap Select Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Column Mid Cap Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Column Mid Cap Select Fund (the “Mid Cap Select Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as annual program or administrative fees, for participating in an advisory program sponsored by Northwestern Mutual Wealth Management Company (“NMWMC”), an affiliate of the Adviser (defined below), which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period December 11, 2023 (commencement of operations) through August 31, 2024, the portfolio turnover rate for the Fund was 16.22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.22%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed in the table above is reflected only through December 31, 2025.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid capitalization companies (“mid-cap companies”) (the “Name Rule Policy”). The Fund considers a company to be a mid-cap company if it has a market capitalization within the collective range of the Russell MidCap® Index and the S&P MidCap 400® Index. As of September 30, 2024, this range was approximately $151 million to $83.3 billion. The market capitalization range of these indices changes over time. Subject to the Name Rule Policy, securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.
The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The sub-advisers normally invest the Fund’s assets across different sectors, but from time-to-time a significant percentage of the Fund’s assets may be invested in issuers in a single sector, and the Fund’s assets may be invested in a smaller number of issuers than other more diversified funds. The sector weightings of the Fund are likely to change over time.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing a select group of sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:

Boston Partners Global Investors, Inc.
The sub-adviser invests in U.S. mid-cap companies and uses bottom-up fundamental analysis to make investment decisions. The strategy is designed to identify companies with attractive valuation, sound business fundamentals, and improving business momentum.

EARNEST Partners, LLC
The sub-adviser invests in U.S. mid-cap companies, using an industry-specific screening process to identify stocks with the greatest excess return potential. The team uses rigorous bottom-up analysis to build a portfolio of high-quality businesses with an emphasis on limiting downside risk.

Kayne Anderson Rudnick Investment Management, LLC
The sub-adviser invests in U.S. mid-cap companies, using bottom-up research to build a high conviction portfolio, a focused group of stocks that it believes has the best performance potential, of businesses it believes are high-quality, such as those with durable competitive advantages, excellent management and lower financial risk.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid capitalization companies (“mid-cap companies”) (the “Name Rule Policy”).
Risk [Heading]	rr_RiskHeading	Principal Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-950-4644
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://columnfunds.com/
Column Mid Cap Select Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Column Mid Cap Select Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

Column Mid Cap Select Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Column Mid Cap Select Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Column Mid Cap Select Fund | Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Column Mid Cap Select Fund | Growth Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.
Column Mid Cap Select Fund | Value Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
Column Mid Cap Select Fund | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Column Mid Cap Select Fund | Mid-Cap Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Company Risk. The Fund may invest substantially all of its assets in the stocks of mid-cap companies. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-cap companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Column Mid Cap Select Fund | Foreign Securities And Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Column Mid Cap Select Fund | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.
Column Mid Cap Select Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
Column Mid Cap Select Fund | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.◦Industrials Sector Risk. To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.
Column Mid Cap Select Fund | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.
Column Mid Cap Select Fund | REIT Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

Column Mid Cap Select Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Column Mid Cap Select Fund | Column Mid Cap Select Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CFMSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Shareholder Servicing Plan Fees(1)	rr_Component2OtherExpensesOverAssets	0.06%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	436
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,009
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	55
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	238
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	436
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,009
Column Mid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Column Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Column Mid Cap Fund (the “Mid Cap Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as annual program or administrative fees, for participating in an advisory program sponsored by Northwestern Mutual Wealth Management Company (“NMWMC”), an affiliate of the Adviser (defined below), which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period December 11, 2023 (commencement of operations) through August 31, 2024, the portfolio turnover rate for the Fund was 28.20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed in the table above is reflected only through December 31, 2025.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization companies (“mid-cap companies”) (the “Name Rule Policy”). The Fund considers a company to be a mid-cap company if it has a market capitalization within the collective range of the Russell MidCap® Index and the S&P MidCap 400® Index. As of September 30, 2024, this range was approximately $151 million to $83.3 billion. The market capitalization range of these indices changes over time. Subject to the Name Rule Policy, securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.
The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. From time-to-time a significant percentage of the Fund's assets may be invested in issuers in a single sector. The sector weightings of the Fund are likely to change over time.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing multiple sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:

American Century Investment Management, Inc.
The sub-adviser invests in U.S. mid-cap companies, employing a fundamental, bottom-up process to seek to identify high-quality companies selling at a discount to fair value. The approach aims to balance participating in the market’s upside with mitigating its downside.

American Century Investment Management, Inc. (Avantis Investors division)
The sub-adviser invests in a broad set of U.S. mid-cap companies, taking into consideration valuation, profitability, and levels of investment when selecting and weighting securities. The strategy uses a systematic investment process designed to reduce unnecessary risks and costs.

Boston Partners Global Investors, Inc.
The sub-adviser invests in U.S. mid-cap companies and uses bottom-up fundamental analysis to make investment decisions. The strategy is designed to identify companies with attractive valuation, sound business fundamentals, and improving business momentum.

EARNEST Partners, LLC
The sub-adviser invests in U.S. mid-cap companies, using an industry-specific screening process to identify stocks with the greatest excess return potential. The team uses rigorous bottom-up analysis to build a portfolio of high-quality businesses with an emphasis on limiting downside risk.
Invesco Advisers, Inc.
The sub-adviser invests in U.S. mid-cap companies, focusing on growth companies that pioneer new markets or are industry leaders run by accomplished management teams. The process relies on bottom-up fundamental analysis and seeks to proactively manage risk.

Kayne Anderson Rudnick Investment Management, LLC
The sub-adviser invests in U.S. mid-cap companies, using bottom-up research to build a high conviction portfolio, a focused group of stocks that it believes has the best performance potential, of businesses it believes are high-quality, such as those with durable competitive advantages, excellent management, and lower financial risk.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization companies (“mid-cap companies”) (the “Name Rule Policy”).
Risk [Heading]	rr_RiskHeading	Principal Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information is available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-950-4644
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://columnfunds.com/
Column Mid Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Column Mid Cap Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

Column Mid Cap Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Column Mid Cap Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Column Mid Cap Fund | Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Column Mid Cap Fund | Growth Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Column Mid Cap Fund | Value Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
Column Mid Cap Fund | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Column Mid Cap Fund | Mid-Cap Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Company Risk. The Fund may invest substantially all of its assets in the stocks of mid-cap companies. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-cap companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.
Column Mid Cap Fund | Foreign Securities And Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.
Column Mid Cap Fund | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.
Column Mid Cap Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
Column Mid Cap Fund | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
◦Industrials Sector Risk. To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.
Column Mid Cap Fund | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.
Column Mid Cap Fund | REIT Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
Column Mid Cap Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Column Mid Cap Fund | Column Mid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CFMCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.12%
Shareholder Servicing Plan Fees(1)	rr_Component2OtherExpensesOverAssets	0.06%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,051
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	53
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	245
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	452
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,051

[1]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.06% of the Fund’s average daily net assets; however, the fee may be increased to 0.10% of the Fund’s average daily net assets at any time.
[2]	Mason Street Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed, through at least December 31, 2025, to waive its management fees to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-advisers for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods. The current fee waiver agreement can be terminated only by, or with the consent of, the Board of Trustees, or by the Adviser, upon 90 days’ written notice to the Board, at the end of the current term of the agreement.
[3]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.06% of the Fund’s average daily net assets; however, the fee may be increased to 0.10% of the Fund’s average daily net assets at any time.
[4]	Mason Street Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed, through at least December 31, 2025, to waive its management fees to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-advisers for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods. The current fee waiver agreement can be terminated only by, or with the consent of, the Board of Trustees, or by the Adviser, upon 90 days’ written notice to the Board, at the end of the current term of the agreement.
[5]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.06% of the Fund’s average daily net assets; however, the fee may be increased to 0.10% of the Fund’s average daily net assets at any time.
[6]	Mason Street Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed, through at least December 31, 2025, to waive its management fees to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-advisers for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods. The current fee waiver agreement can be terminated only by, or with the consent of, the Board of Trustees, or by the Adviser, upon 90 days’ written notice to the Board, at the end of the current term of the agreement.
[7]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.06% of the Fund’s average daily net assets; however, the fee may be increased to 0.10% of the Fund’s average daily net assets at any time.
[8]	Mason Street Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed, through at least December 31, 2025, to waive its management fees to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-advisers for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods. The current fee waiver agreement can be terminated only by, or with the consent of, the Board of Trustees, or by the Adviser, upon 90 days’ written notice to the Board, at the end of the current term of the agreement.